Transaction-Related Costs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Transaction costs associated with acquisition		$ 9.9
Severance Costs		0.6
LTIP [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	$ 7.2
Equity Equivalent Units [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	$ 0.1	0.1
TexStar Rich Gas System [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Professional Fees		1.7
Onyx Midstream LP & Onyx Pipeline Company [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Professional Fees		$ 0.3